Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 7,493	$ 7,168	$ 6,468
Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	27	24	22
Gratuity and Pensions | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	24	21	20
Gratuity and Pensions | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	1
Gratuity and Pensions | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	35	34	31
Superannuation | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	31	30	28
Superannuation | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	3	2
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	90	90	78
Provident Fund | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	80	80	69
Provident Fund | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	7	7	6
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	3	3
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	123	100	86
Defined benefit plans	48	48	44
Cost	7,493	7,168	6,468
Employee Benefit Cost | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	6,671	6,406	5,780
Employee Benefit Cost | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	548	510	462
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 274	$ 252	$ 226